Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Provisions Abstract
Opening provision at 1 January	£ 50	£ 50	£ 97
Utilisation of provision	(43)		(97)
Provision recognised/(released) in the year	200		50
At 31 December	207	50	50
Less: non-current portion			(50)
Current portion	£ 207	£ 50